Interest and Finance Costs	12 Months Ended
Dec. 31, 2012
Interest And Finance Charges Disclosure [Abstract]
Interest Finance Costs [Text Block]

20.      Interest and Finance Costs:
Interest and finance costs are analyzed as follows:

	2012	2011	2010
Interest on long-term debt	9,602	9,926	9,078
Interest on revolving credit facility	2,252	2,330	2,259
Amortization of debt issuance costs	466	657	738
Restructuring fees on acquired debt	-	407	705
Other	160	162	151
Total	12,480	13,482	12,931